SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.62%
Australia — 2.44%
20,484	Rio Tinto Plc	$1,344,125

Austria — 2.92%
33,905	Erste Group Bank AG	1,604,898

Belgium — 3.00%
28,415	Anheuser-Busch InBev NV	1,649,654

China — 2.16%
107,046	Wanhua Chemical Group Co. Ltd., Class A	1,188,957

Denmark — 7.21%
27,729	Novo Nordisk A/S, Class B	3,967,600

France — 8.65%
5,752	Capgemini SE	1,142,563
9,712	Publicis Groupe SA	1,031,599
12,277	Safran SA	2,587,481
		4,761,643
Germany — 0.92%
7,287	Mercedes-Benz Group AG	504,344

Hong Kong — 4.35%
353,400	AIA Group Ltd.	2,391,016

India — 4.84%
184,989	ICICI Bank Ltd.	2,662,621

Ireland — 1.15%
7,762	Kerry Group Plc, Class A	629,026
20	Kerry Group Plc, Class A	1,623
		630,649
Japan — 13.56%
89,400	Astellas Pharma, Inc.	881,998
64,800	MISUMI Group, Inc.	1,112,030
84,800	Mitsubishi Electric Corp.	1,358,930
48,500	Oriental Land Co. Ltd	1,355,290
30,900	Recruit Holdings Co. Ltd.	1,662,642
106,300	Santen Pharmaceutical Co. Ltd.	1,087,501
		7,458,391

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Luxembourg — 1.40%
15,365	Eurofins Scientific SE	$769,309

Netherlands — 3.74%
5,052	BE Semiconductor Industries NV	843,943
33,873	Shell Plc	1,214,957
		2,058,900
Norway — 2.83%
54,395	Equinor ASA	1,558,081

Singapore — 4.85%
101,369	DBS Group Holdings Ltd.	2,669,938

South Africa — 3.91%
10,948	Naspers Ltd., Class N	2,150,104

Switzerland — 4.57%
27,990	ABB Ltd.	1,552,071
753	Partners Group Holding AG	964,259
		2,516,330
Taiwan — 7.27%
23,018	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,000,759

Thailand — 2.21%
1,490,500	Minor International Public Co. Ltd.	1,214,977

United Kingdom — 15.63%
24,586	Croda International Plc	1,223,131
200,091	Haleon Plc	814,114
22,985	InterContinental Hotels Group Plc	2,415,181
372,178	Legal & General Group Plc	1,065,756
4,839	London Stock Exchange Group Plc	573,801
121,636	National Grid Plc	1,358,208
20,893	Unilever Plc	1,146,112
		8,596,303
Zambia — 1.01%
42,293	First Quantum Minerals Ltd.	555,539

Total Common Stocks		54,254,138
(Cost $50,142,544)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Investment Company — 0.50%
271,672	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	$271,672
Total Investment Company		271,672
(Cost $271,672)
Total Investments		$54,525,810
(Cost $50,414,216) — 99.12%
Other assets in excess of liabilities — 0.88%		486,747
NET ASSETS — 100.00%		$55,012,557

(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	21.69%
Industrials	15.03%
Consumer Discretionary	13.90%
Health Care	12.19%
Information Technology	10.88%
Materials	7.84%
Consumer Staples	7.71%
Energy	5.04%
Utilities	2.47%
Communication Services	1.87%
Other*	1.38%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.